FINANCIAL RISK MANAGEMENT - Market risk (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Currency risk
FINANCIAL RISK MANAGEMENT
Impact on pre-tax loss in exchange rate on financial assets and liabilities	10.00%
Percentage of increase on impact of currency rate change on pre-tax loss 10%	10.00%
Percentage of decrease on impact of currency rate change on pre-tax loss 10%	10.00%
Currency risk | Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Impact of currency rate change on pre-tax loss 10% increase	$ 9,871
Impact of currency rate change on pre-tax loss 10% decrease	(9,871)
Currency risk | Receivables and other
FINANCIAL RISK MANAGEMENT
Impact of currency rate change on pre-tax loss 10% increase	1,885
Impact of currency rate change on pre-tax loss 10% decrease	(1,885)
Currency risk | Marketable securities
FINANCIAL RISK MANAGEMENT
Impact of currency rate change on pre-tax loss 10% increase	1,193
Impact of currency rate change on pre-tax loss 10% decrease	(1,193)
Currency risk | Accounts payable and accrued liabilities
FINANCIAL RISK MANAGEMENT
Impact of currency rate change on pre-tax loss 10% increase	(4,319)
Impact of currency rate change on pre-tax loss 10% decrease	$ 4,319
Interest rate risk
FINANCIAL RISK MANAGEMENT
Impact on pre-tax loss in exchange rate on financial assets and liabilities	1.00%